Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable.
Schedule of Notes Payable and Accrued Interest

The following table summarizes the Company’s outstanding notes payable as of the respective periods (in thousands).

	December 31,
	2021	2020
Relief loan	$500	500
Paycheck Protection Program loan	—	120
Note payable – vendor	—	154
Carrying value of notes payable	500	774
Accrued interest	18	23
Note payable	518	797
Notes payable and accrued interest, current	$518	$249
Notes payable and accrued interest, non-current	$—	$548